Other Non Current Liabilities - Major Categories of Plan Assets as a Percentage of the Total Fair Value of Plan Assets (Table) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities, Noncurrent [Abstract]
Shares and other equity instruments	15.00%	16.00%
Bonds	64.00%	42.00%
Properties and real estate	17.00%	16.00%
Other	4.00%	26.00%
Total	100.00%	100.00%